Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand(1)			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawal			Demand Rejected(1)
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Mortgage Loans
NovaStar Mortgage Funding Trust, Series 2007-2 (CIK 0001400429)	X	NovaStar Mortgage, Inc.	8,817	$1,399,999,788	100%	3	$459,900	0.09%													3	$459,900	0.09%
NovaStar Mortgage Funding Trust, Series 2007-1 (CIK 0001389157)	X	NovaStar Mortgage, Inc.	11,400	$1,888,775,707	100%	3	$664,500	0.13%													3	$664,500	0.13%
NovaStar Mortgage Funding Trust, Series 2006-6 (CIK 0001381470)	X	NovaStar Mortgage, Inc.	7,531	$1,249,999,564	100%	2	$251,410	0.08%													2	$251,410	0.08%
NovaStar Mortgage Funding Trust, Series 2006-5 (CIK 0001376062)	X	NovaStar Mortgage, Inc.	8,301	$1,249,999,857	100%	2	$660,750	0.24%													2	$660,750	0.24%
NovaStar Mortgage Funding Trust, Series 2006-4 (CIK 0001372832)	X	NovaStar Mortgage, Inc.	6,350	$1,025,388,339	100%	2	$237,910	0.12%													2	$237,910	0.12%

(1) It is unknown if the mortgage loans subject to the repurchase request were liquidated. The principal balances of the mortgage loans shown in columns (h) and (w) above are the original principal balances of the mortgage loans, and the percentage of principal balance is calculated by dividing the original principal balance of the mortgage loans by the respective total pool balance as of December 31, 2014.